Earnings per Unit (Details) - Sehedule of earnings per unit - Aria Energy LLC [Member] - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per Unit (Details) - Sehedule of earnings per unit [Line Items]
Net loss attributable to the Company	$ 84,760	$ (6,641)	$ (30,001)	$ (27,031)	$ (24,758)
Weighted average number of common units outstanding	479,966	479,966	479,966	479,966	479,966
Earnings (loss) per common unit	$ (0.18)	$ 0.01	$ (0.06)	$ (0.06)	$ (0.05)